Subsequent Events	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 22: — SUBSEQUENT EVENTS

a.	Stock options:

Between April 1, 2014 and June 16, 2014, no stock options were granted to the Company’s directors or employees, however, 500 stock options were exercised at a price of $26.09.

b.	Litigation:

On June 17, 2014, the Company received a Paragraph IV certification notice letter from Perrigo Israel Pharmaceuticals Ltd. (“Perrigo”) indicating that it had submitted to the FDA an ANDA seeking approval to manufacture and sell a generic version of Topicort® Topical Spray. The notice letter contended that the Company’s U.S. Patent No. 8,277,780 (the “’780 Patent”), expiring on April 23, 2028, and U.S. Patent No. 5,990,100 (the “’100 Patent”), expiring March 24, 2018, to which the Company has a license, were invalid, unenforceable or not infringed. The Company intends to vigorously assert its intellectual property rights. However, it is impossible to predict with certainty the outcome of any such litigation, and the Company can offer no assurance as to when such a lawsuit would be decided.